Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (365)	$ (140)	$ (63)
Other comprehensive income (loss), net of tax:
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(29)	26	77
Other comprehensive income adjustments, net	(19)	(15)	(40)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(19)	(15)	(42)
Other comprehensive loss	(413)	(129)	(26)
Comprehensive income attributable to the noncontrolling interest	0	1	1
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ (413)	$ (130)	$ (27)